Scudder Kemper Investments, Inc.
                                                         Two International Place
                                                                Boston, MA 02110
                                                                 October 4, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Tax Free Trust (Reg. No. 2-81105) (811-3632) (the "Trust") Post Effective Amendment No. 35 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 29, 2000.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.


                                        Very truly yours,



                                        Scudder Tax Free Trust


                                    By: /s/Caroline Pearson
                                        --------------------
                                        Caroline Pearson
                                        Assistant Secretary